Concentration and Risks (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) item customer	Dec. 31, 2024 CNY (¥) item customer	Dec. 31, 2023 customer item
Concentration and Risks
Cash and cash equivalents, restricted cash and time deposits and short term investments subject to such government controls. | ¥	¥ 79,554,122	¥ 100,750,399
Percentage of depreciation of peoples domestic currency (RMB) against foreign currency(US$)		1.50%	1.70%
Percentage of appreciation of domestic currency (RMB) against foreign currency(US$)	2.20%
Number of customer | customer	0	0	0
Number of supplier | item	1	0	0